Related Party Transactions	12 Months Ended
Feb. 29, 2020
Related Party Transactions
Related Party Transactions

(15) Related Party Transactions

Entities affiliated with one of the Company’s significant customers own more than 5% of the Company’s outstanding stock. Revenues related to this customer were $33,433 and $31,556 during the fiscal years ended February 28, 2019 and February 29, 2020, respectively. There were no accounts receivable outstanding as of February 28, 2019 and February 29, 2020.